Share-based compensation (Details 5) (CNY)	1 Months Ended	12 Months Ended
	Sep. 30, 2006	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based compensation plan disclosures
Share-based compensation expenses		71,144,592	104,736,527	96,785,403
Restricted Shares
Share-based compensation plan disclosures
Restricted shares awarded	6,928,570
Vesting period	4 years
Total fair value of shares vested				51,465,591
Service-based restricted shares
Share-based compensation plan disclosures
Restricted shares awarded		0	0	0
Share-based compensation expenses				466,980
Performance-based restricted shares
Share-based compensation plan disclosures
Restricted shares awarded		0	0	0
Share-based compensation expenses		0	0	0